Rule 497(e)
File Nos. 333-151805; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-6776 – Premier Innovations℠
HV-6778 – Premier Innovations℠ (Series II)

Supplement dated February 26, 2026 to Prospectuses dated May 1, 2025

This supplement amends fee (effective November 1, 2025) and name (effective March 10, 2026) for the American Century Equity Growth Fund in the above-referenced product Prospectuses.

Accordingly, for HV-6776, prior information for the American Century Equity Growth Fund – Class A in the “Appendix A – Underlying Funds” section of the Prospectus is updated as follows (all other information in the “Appendix A – Underlying Funds” section of the Prospectus remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Century Investments® Disciplined Core Equity Fund – A Class (Effective 3/10/2026, American Century Equity Growth Fund will be renamed American Century Investments® Disciplined Core Equity Fund)	0.90%	24.42%	11.33%	10.06%
	Adviser: American Century Investment Management Inc.
	Subadviser: N/A

Accordingly, for HV-6778, prior information for the American Century Equity Growth Fund – Class A in the “Appendix A – Underlying Funds” section of the Prospectus is updated as follows (all other information in the “Appendix A – Underlying Funds” section of the Prospectus remains unchanged):

2025-PROSUPP-50

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Century Investments® Disciplined Core Equity Fund – A Class (Closed to Contracts issued on or about 5/3/2010) (Effective 3/10/2026, American Century Equity Growth Fund will be renamed American Century Investments® Disciplined Core Equity Fund)	0.90%	24.42%	11.33%	10.06%
	Adviser: American Century Investment Management Inc.
	Subadviser: N/A

Please read this Supplement carefully and retain it for future reference.

2025-PROSUPP-50